Investment Objectives and Goals - 2x Daily Software Platform ETF	Jun. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	2X DAILY SOFTWARE PLATFORM ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the AOT VettaFi Software Platform Index (the “Index”) for a single day.